Marketable Investment Securities and Restricted Cash and Cash Equivalents (Details 2) (USD $)										3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 VRDNs	Dec. 31, 2012 VRDNs	Dec. 31, 2011 VRDNs	Mar. 31, 2013 Other (including restricted)	Dec. 31, 2012 Other (including restricted)	Dec. 31, 2011 Other (including restricted)	Sep. 30, 2012 Equity Securities	Mar. 31, 2013 Equity Securities	Dec. 31, 2012 Equity Securities
Accumulated net unrealized gains (losses)
Accumulated net unrealized gains (losses), net of related tax effect	$ 8,000,000	$ 6,000,000	$ (1,000,000)
Components of available-for-sale investments
Debt security	2,796,885,000	2,269,670,000	668,263,000	122,542,000	124,007,000	100,075,000
Debt security							2,723,022,000	2,181,064,000	622,695,000
Equity security											15,386,000	13,643,000
Total	2,860,950,000	2,318,714,000	722,770,000
Unrealized Gains (Losses), Net
Unrealized Gains	10,243,000	7,741,000	2,625,000				8,094,000	7,335,000	2,625,000		2,149,000	406,000
Unrealized (Losses)	(1,036,000)	(1,144,000)	(4,075,000)				(1,036,000)	(1,144,000)	(4,075,000)
Unrealized Gains (Losses), Net	9,207,000	6,597,000	(1,450,000)				7,058,000	6,191,000	(1,450,000)		2,149,000	406,000
Additional disclosures
Amount of cash consideration for receiving shares of common stock from a single issuer										0
Contractual maturities of restricted and non-restricted marketable investment securities
Debt security with contractual maturities within one year	2,445,000,000	1,866,000,000
Debt securities with contractual maturities after one year through five years	$ 401,000,000	$ 439,000,000